Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operations
Net income	$ 122	$ 309
(Income) from discontinued operations	0	(309)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Deferred loan fees	(216)	0
Net change in operating assets and liabilities
Other operating assets	24	(26)
Accrued interest receivable	(24)	(2)
Customer interest escrow	(121)	450
Accounts payable and accrued expenses	41	0
Net cash provided by (used in) operating activities - continuing operations	(174)	422
Net cash provided by (used in) operating activities - discontinued operations	0	57
Net cash provided by (used in) operating activities	(174)	479
Cash flows from investing activities
Loan originations and principal collections, net	1,192	(4,579)
Other investing activity	(8)	0
Net cash provided by (used in) investing activities - continuing operations	1,184	(4,579)
Net cash provided by (used in) investing activities - discontinued operations	0	4,497
Net cash provided by (used in) investing activities	1,184	(82)
Cash flows from financing activities
Distributions to members	(50)	(955)
Proceeds from related party notes	230	877
Proceeds from unsecured notes	2	1,500
Payments of debt issuance costs	(596)	0
Net cash provided by (used in) financing activities - continuing operations	(414)	1,422
Net cash provided by (used in) financing activities - discontinued operations	0	(1,781)
Net cash provided by (used in) financing activities	(414)	(359)
Net increase (decrease) in cash and cash equivalents	596	38
Cash and cash equivalents
Beginning of period	50	12
End of period	646	50
Supplemental disclosure of cash flow information
Cash paid for interest	$ 36	$ 512